Revenue - Detailed Information about Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Revenue [abstract]
Sale of products, gross of excise duty	₨ 816,558	$ 10,831	₨ 890,083	₨ 901,472
Less: excise duty				(10,564)
Sale of products, net of excise duty	816,558	10,831	890,083	890,908
Sale of services	2,159	29	2,205	3,085
Revenue from contingent rents	16,729	222	16,724	15,556
Total revenue	₨ 835,446	$ 11,082	₨ 909,012	₨ 909,549